CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash		$ 3,190	$ 7,950
Restricted cash			5,818
Accounts receivable		219	1,480
Financing receivable,net (net of allowances of $6,365 and $8,450 as of December 31, 2018 and 2019, respectively)			3,486
Prepaid expenses and other current assets		27,586	38,714
Inventory		20,990	57,950
Total current assets		51,985	115,398
Goodwill			75,021
Property and equipment, net		153	813
Right-of-use assets		2,252
Total non-current assets		2,405	75,834
TOTAL ASSETS		54,390	191,232
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Kaixin Auto Holdings of $4,675 and $4,035 as of December 31, 2018 and 2019, respectively)		4,122	4,975
Short-term debt (including short-term debt of the consolidated VIEs without recourse to Kaixin Auto Holdings of $29,816 and $6,730 as of December 31, 2018 and 2019, respectively)		16,630	49,887
Accrued expenses and other current liabilities(including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Kaixin Auto Holdings of $8,030 and $13,770, as of December 31, 2018 and 2019, respectively)		17,302	10,644
Amounts due to related parties (including amount due to related parties of the consolidated VIEs without recourse to Kaixin Auto Holdings of $6,683 and $nil as of December 31, 2018 and 2019, respectively)		4,214	78,108
Advance from customers (including advance from customers of the consolidated VIEs without recourse to Kaixin Auto Holdings of $4,078 and $1,622 as of December 31, 2018 and 2019, respectively)		1,677	4,078
Contingent consideration (including contingent consideration of the consolidated VIEs without recourse to Kaixin Auto Holdings of $11,929 and $nil as of December 31, 2018 and 2019, respectively)			11,929
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Kaixin Auto Holdings of $6,845 and $4,469 as of December 31, 2018 and 2019, respectively)		5,319	7,590
Lease liabilities - current (including lease liabilities - current of the consolidated VIEs without recourse to Kaixin Auto Holdings of $nil and $1,224 as of December 31, 2018 and 2019, respectively)		1,785
Total current liabilities		51,049	167,211
Long-term liabilities:
Long-term contingent consideration (including long-term contingent consideration of the consolidated VIEs without recourse to Kaixin Auto Holdings of $88,098 and $nil as of December 31, 2018 and 2019, respectively)			93,741
Lease liabilities - non-current		810
Total non-current liabilities		810	93,741
TOTAL LIABILITIES		51,859	260,952
Commitments and contingencies
Equity (Deficit)
Ordinary shares, 200,000,000 and 500,000,000 shares authorized at par value of $0.0001 each, 24,984,300 and 59,150,341 shares issued and outstanding as of December 31, 2018 and 2019, respectively	[1]	5	2
Additional paid-in capital	[1]	186,450	38,559
Accumulated deficit		(192,189)	(146,073)
Statutory reserves		4,004	4,004
Accumulated other comprehensive income (loss)		(2,840)	1,382
Total Kaixin Auto Holdings' shareholders' equity (deficit)		(4,570)	(102,126)
Noncontrolling interest		7,101	32,406
Total equity (deficit)		2,531	(69,720)
TOTAL LIABILITIES AND EQUITY (DEFICIT)		$ 54,390	$ 191,232

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)